Subsequent Events [Text Block]	12 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
36.	SUBSEQUENT EVENTS

Approval of Dividends

On June 28, 2018, the shareholders approved the payment of cash dividends of ¥10 per share of Common stock, totaling ¥131,934 million, that were payable on June 29, 2018, to the shareholders of record on March 31, 2018.

Additional Entrustment for the Performance-based Stock Compensation Plan

MUFG resolved to continue with the Board Incentive Plan with amending it in part at the compensation committee’s meeting held at May 15, 2018. According to this resolution, the BIP Trust I and the BIP Trust II, which were founded as a trust structure under the Board Incentive Plan and will be expired on August 31, 2018, will be continued to August 31, 2021 by extending the trust period as approved at the compensation committee’s meeting. MUFG also resolved to revise the limited amount of trust money for the BIP Trust I and the BIP Trust II up to ¥16,700 million from ¥15,800 million. See Note 33 for further information regarding the Board Incentive Plan.

Repurchase and Cancellation of own shares

From May 16, 2018 to June 4, 2018 MUFG repurchased 72,420,700 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥50 billion in aggregate in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on May 15, 2018. The repurchase plan as authorized by the Board of Directors of MUFG allowed for the repurchase of an aggregate amount of up to 100,000,000 shares, which represents the equivalent of 0.76% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to ¥50 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies. On July 20, 2018, MUFG will cancel all of the acquired shares in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on May 15, 2018.